Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts Receivable - Schedule of Accounts Receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2023	2022
Trade accounts receivable	5,380	2,463
Allowance for credit losses	(114)	(64)
Accounts receivable from other related parties	178	171
Accounts receivable from shareholders	-	-
Accounts receivable from underwriters, promoters, and employees	-	-
Other accounts receivable	27	3
Total accounts receivable, net of allowance for credit losses	5,471	2,573